Financial Risks - Summary of Reconciliation of Changes in Loss Allowance - Debt Securities (Detail) - EUR (€) € in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Impact of stage transfers on year-end ECL		€ 20	€ (2)
Gross carrying amount [member] | Debt securities [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Beginning balance		47,446	52,247	€ 52,247
Increase Through Origination Or Purchase Final		5,107		8,663
Increase Decrease Through Transfers to Disposal Financial Assets		(2,928)		(8,963)
Impact of stage transfers on year-end ECL		0
Amortizations through income statement		91		162
Unrealized gains/losses through equity		(659)		1,488
Movements related to fair value hedges		(1)
Change in models		0
Other movements		(1)		(2)
Transfer to/from other headings		(60)		(28)
Net exchange differences		1,332		(6,120)
Ending balance		50,328		47,446
Gross carrying amount [member] | Debt securities [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Beginning balance		358	335	335
Increase Through Origination Or Purchase Final		4		4
Increase Decrease Through Transfers to Disposal Financial Assets		(43)		(146)
Impact of stage transfers on year-end ECL		0
Amortizations through income statement		1		1
Unrealized gains/losses through equity		(3)		18
Movements related to fair value hedges		0
Change in models		0
Other movements		0		(23)
Transfer to/from other headings		0
Net exchange differences		13		(42)
Ending balance		522		358
Gross carrying amount [member] | Debt securities [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Beginning balance		46,782	51,529	51,529
Increase Through Origination Or Purchase Final		5,100		8,632
Increase Decrease Through Transfers to Disposal Financial Assets		(2,842)		(8,729)
Impact of stage transfers on year-end ECL		0
Amortizations through income statement		70		115
Unrealized gains/losses through equity		(659)		1,528
Movements related to fair value hedges		(1)
Change in models		0
Other movements		(1)		7
Transfer to/from other headings		(60)		(21)
Net exchange differences		1,312		(6,035)
Ending balance		49,532		46,782
Gross carrying amount [member] | Debt securities [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Beginning balance	[1]	306	383	383
Increase Through Origination Or Purchase Final	[1]	3		27
Increase Decrease Through Transfers to Disposal Financial Assets	[1]	(44)		(88)
Impact of stage transfers on year-end ECL	[1]	0
Amortizations through income statement	[1]	20		46
Unrealized gains/losses through equity	[1]	3		(58)
Movements related to fair value hedges	[1]	0
Change in models	[1]	0
Other movements	[1]	0		14
Transfer to/from other headings	[1]	0		(7)
Net exchange differences	[1]	8		(44)
Ending balance	[1]	274		306
Gross carrying amount [member] | Debt securities [member] | Transfer from Stage 1 to Stage 2 [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers		0
Gross carrying amount [member] | Debt securities [member] | Transfer from Stage 1 to Stage 2 [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers		194		269
Gross carrying amount [member] | Debt securities [member] | Transfer from Stage 1 to Stage 2 [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers		(194)		(269)
Gross carrying amount [member] | Debt securities [member] | Transfer from Stage 1 to Stage 2 [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers	[1]	0
Gross carrying amount [member] | Debt securities [member] | Transfer from Stage 1 to Stage 3 [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers		0
Gross carrying amount [member] | Debt securities [member] | Transfer from Stage 1 to Stage 3 [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers		(12)
Gross carrying amount [member] | Debt securities [member] | Transfer from Stage 1 to Stage 3 [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers		12		(12)
Gross carrying amount [member] | Debt securities [member] | Transfer from Stage 1 to Stage 3 [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers	[1]	0		12
Gross carrying amount [member] | Debt securities [member] | Transfer from Stage 2 to Stage 1 [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers		0
Gross carrying amount [member] | Debt securities [member] | Transfer from Stage 2 to Stage 1 [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers		(5)		(24)
Gross carrying amount [member] | Debt securities [member] | Transfer from Stage 2 to Stage 1 [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers		0		24
Gross carrying amount [member] | Debt securities [member] | Transfer from Stage 2 to Stage 1 [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers	[1]	5		0
Gross carrying amount [member] | Debt securities [member] | Transfer from Stage 2 to Stage 3 [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers		0
Gross carrying amount [member] | Debt securities [member] | Transfer from Stage 2 to Stage 3 [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers		14		(36)
Gross carrying amount [member] | Debt securities [member] | Transfer from Stage 2 to Stage 3 [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers		0
Gross carrying amount [member] | Debt securities [member] | Transfer from Stage 2 to Stage 3 [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers	[1]	(14)		36
Gross carrying amount [member] | Debt securities [member] | Transfer from Stage 3 to Stage 2 [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers		0
Gross carrying amount [member] | Debt securities [member] | Transfer from Stage 3 to Stage 2 [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers		0		1
Gross carrying amount [member] | Debt securities [member] | Transfer from Stage 3 to Stage 2 [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers		13
Gross carrying amount [member] | Debt securities [member] | Transfer from Stage 3 to Stage 2 [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers	[1]	(13)		(1)
Gross carrying amount [member] | Debt securities [member] | Transfer from Stage 3 to Stage 1 [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers				12
Gross carrying amount [member] | Debt securities [member] | Transfer from Stage 3 to Stage 1 [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers	[1]			(12)
Accumulated impairment [member] | Debt securities [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Beginning balance		(347)	(341)	(341)
Acquisition ECL		(19)		(43)
Reversal Allowance Account For Credit Losses On Disposal of Financial Assets		40		73
Impact of stage transfers on year-end ECL		(4)		(52)
Amortizations through income statement		0
Unrealized gains/losses through equity		0
Movements related to fair value hedges		0
Change in models		46		(24)
Other movements		0
Transfer to/from other headings		0
Net exchange differences		(8)		42
Ending balance		(292)		(347)
Accumulated impairment [member] | Debt securities [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Beginning balance		(27)	(41)	(41)
Acquisition ECL		(1)
Reversal Allowance Account For Credit Losses On Disposal of Financial Assets		1		15
Impact of stage transfers on year-end ECL		(5)		(10)
Amortizations through income statement		0
Unrealized gains/losses through equity		0
Movements related to fair value hedges		0
Change in models		(3)		3
Other movements		0
Transfer to/from other headings		0
Net exchange differences		(1)		5
Ending balance		(38)		(27)
Accumulated impairment [member] | Debt securities [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Beginning balance		(188)	(187)	(187)
Acquisition ECL		(18)		(29)
Reversal Allowance Account For Credit Losses On Disposal of Financial Assets		10		30
Impact of stage transfers on year-end ECL		3		9
Amortizations through income statement		0
Unrealized gains/losses through equity		0
Movements related to fair value hedges		0
Change in models		45		(26)
Other movements		0
Transfer to/from other headings		0
Net exchange differences		(4)		23
Ending balance		(154)		(188)
Accumulated impairment [member] | Debt securities [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Beginning balance	[1]	(131)	€ (112)	(112)
Acquisition ECL	[1]	(1)		(14)
Reversal Allowance Account For Credit Losses On Disposal of Financial Assets	[1]	29		28
Impact of stage transfers on year-end ECL	[1]	(2)		(51)
Amortizations through income statement	[1]	0
Unrealized gains/losses through equity	[1]	0
Movements related to fair value hedges	[1]	0
Change in models	[1]	4		(1)
Other movements	[1]	0
Transfer to/from other headings	[1]	0
Net exchange differences	[1]	(3)		14
Ending balance	[1]	(100)		(131)
Accumulated impairment [member] | Debt securities [member] | Transfer from Stage 1 to Stage 2 [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers		0
Accumulated impairment [member] | Debt securities [member] | Transfer from Stage 1 to Stage 2 [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers		(1)		(2)
Accumulated impairment [member] | Debt securities [member] | Transfer from Stage 1 to Stage 2 [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers		1		2
Accumulated impairment [member] | Debt securities [member] | Transfer from Stage 1 to Stage 2 [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers	[1]	0
Accumulated impairment [member] | Debt securities [member] | Transfer from Stage 1 to Stage 3 [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers		0
Accumulated impairment [member] | Debt securities [member] | Transfer from Stage 1 to Stage 3 [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers		1
Accumulated impairment [member] | Debt securities [member] | Transfer from Stage 1 to Stage 3 [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers		(1)
Accumulated impairment [member] | Debt securities [member] | Transfer from Stage 1 to Stage 3 [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers	[1]	0
Accumulated impairment [member] | Debt securities [member] | Transfer from Stage 2 to Stage 1 [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers		0
Accumulated impairment [member] | Debt securities [member] | Transfer from Stage 2 to Stage 1 [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers		6		1
Accumulated impairment [member] | Debt securities [member] | Transfer from Stage 2 to Stage 1 [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers		0		(1)
Accumulated impairment [member] | Debt securities [member] | Transfer from Stage 2 to Stage 1 [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers	[1]	(6)
Accumulated impairment [member] | Debt securities [member] | Transfer from Stage 2 to Stage 3 [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers		0
Accumulated impairment [member] | Debt securities [member] | Transfer from Stage 2 to Stage 3 [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers		(7)		4
Accumulated impairment [member] | Debt securities [member] | Transfer from Stage 2 to Stage 3 [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers		0		0
Accumulated impairment [member] | Debt securities [member] | Transfer from Stage 2 to Stage 3 [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers	[1]	7		(4)
Accumulated impairment [member] | Debt securities [member] | Transfer from Stage 3 to Stage 2 [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers		0
Accumulated impairment [member] | Debt securities [member] | Transfer from Stage 3 to Stage 2 [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers		0		(1)
Accumulated impairment [member] | Debt securities [member] | Transfer from Stage 3 to Stage 2 [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers		(2)
Accumulated impairment [member] | Debt securities [member] | Transfer from Stage 3 to Stage 2 [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers	[1]	€ 2		1
Accumulated impairment [member] | Debt securities [member] | Transfer from Stage 3 to Stage 1 [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers				(9)
Accumulated impairment [member] | Debt securities [member] | Transfer from Stage 3 to Stage 1 [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in allowance for credit losses on receivables [line items]
Transfers	[1]			€ 9

[1]	Including purchased credit impaired.